Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets
Intangible assets as of December 31, 2020 and 2021 are summarized as follows:

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(1,556)	10,114
IPR&D TJ101	110,330	—	110,330

Total intangible assets	122,000	(1,556)	120,444

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(2,334)	9,336
IPR&D TJ101	110,330	—	110,330

Total intangible assets	122,000	(2,334)	119,666